Income Taxes (Details) - Schedule of Changes in Gross Amount of Recognized Tax Benefits - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Schedule Of Changes In Gross Amount Of Recognized Tax Benefits [Abstract]
Unrecognized tax benefits, beginning of year
Increases related to prior year tax positions	12
Decreases related to prior year tax positions
Increases related to current year tax positions	26
Unrecognized tax benefits, end of year	$ 38